Equity (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options exercised	35,769	13,820
Increase in equity	$ 0.5	$ 0.1
Stock option term	10 years
Vesting period	4 years
Unrecognized compensation cost	$ 10.5
Weighted average period for recognition	2 years 3 months 18 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 8.9
Weighted average period for recognition	1 year 8 months 12 days